Consolidated Balance Sheets (USD $)	Oct. 31, 2014	Oct. 31, 2013
Current assets:
Cash	$ 1,089,507	$ 750,303
Trade accounts receivable, net of allowance for doubtful accounts of $92,988 in 2014 and $74,073 in 2013	14,076,349	9,951,970
Other receivables	180,135	225,016
Income taxes refundable	0	590,569
Inventories	17,518,119	18,234,279
Prepaid expenses	578,843	331,141
Deferred income taxes, current	1,933,653	1,726,695
Total current assets	35,376,606	31,809,973
Property and equipment, net	13,113,445	12,827,198
Intangible assets, net	438,696	340,807
Deferred income taxes - noncurrent	320,509	161,063
Other assets, net	789,358	275,858
Total assets	50,038,614	45,414,899
Current liabilities:
Current installments of long-term debt	269,996	258,628
Accounts payable and accrued expenses	5,438,519	3,267,812
Accrued compensation and payroll taxes	2,895,100	1,297,591
Income taxes payable	698,051	0
Total current liabilities	9,301,666	4,824,031
Note payable to bank	2,500,000	2,500,000
Long-term debt, excluding current installments	7,227,023	7,497,042
Deferred income taxes - noncurrent	26,038	83,158
Other noncurrent liabilities	677,597	950,952
Total liabilities	19,732,324	15,855,183
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 6,839,778 shares in 2014 and 6,570,734 shares in 2013	9,543,686	8,679,435
Retained earnings	21,462,881	21,519,238
Total shareholders’ equity attributable to Optical Cable Corporation	31,006,567	30,198,673
Noncontrolling interest	(700,277)	(638,957)
Total shareholders’ equity	30,306,290	29,559,716
Commitments and contingencies	0	0
Total liabilities and shareholders’ equity	$ 50,038,614	$ 45,414,899